Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	BNY Mellon Investment Funds IV, Inc.
Entity Central Index Key	0000819940
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2024
Document Effective Date	Mar. 01, 2024
Prospectus Date	Mar. 01, 2024
BNY Mellon Tax Managed Growth Fund | Class A
Prospectus:
Trading Symbol	DTMGX
BNY Mellon Tax Managed Growth Fund | Class C
Prospectus:
Trading Symbol	DPTAX
BNY Mellon Tax Managed Growth Fund | Class I
Prospectus:
Trading Symbol	DPTRX